Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 332,329	$ 200,652
Restricted cash	72	518
Inventory	5,260	6,453
Receivables due from related parties	60	228
Other current assets	16,327	17,040
Total current assets	354,048	224,891
Non-current assets
Derivative instruments and hedges	55,515	5,862
Vessels and equipment, net	2,269,946	2,342,165
Other fixed assets	3	3
Total non-current assets	2,325,464	2,348,030
Total Assets	2,679,512	2,572,921
Current liabilities
Current portion of long-term debt	(95,507)	(81,472)
Derivative instruments	0	(4,764)
Payables due to related parties	(328)	(348)
Accounts payable	(1,794)	(2,016)
Other current liabilities	(55,569)	(42,987)
Total current liabilities	(153,198)	(131,587)
Non-current liabilities
Long-term debt	(1,619,224)	(1,551,947)
Total non-current liabilities	(1,619,224)	(1,551,947)
Total liabilities	(1,772,422)	(1,683,534)
Equity
Share capital (2022: 54,520,325 shares issued (2021: 54,110,584), par value $0.10 per share)	(5,452)	(5,411)
Treasury shares at cost (December 31, 2022: 838,185 shares repurchased (December 31, 2021: 980,000))	8,082	9,449
Additional paid in capital	(1,203,407)	(1,189,060)
Accumulated deficit	293,687	295,635
Total equity	(907,090)	(889,387)
Total Liabilities and Equity	$ (2,679,512)	$ (2,572,921)